S000080439 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares Transition-Enabling Metals ETF | iShares Transition-Enabling Metals ETF
Prospectus [Line Items]
Annual Return [Percent]	53.83%	7.28%